CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Other investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash, cash equivalents and other investments [Abstract]
Investments in companies under cost method	$ 252	$ 252
Investments in debt instruments	3,001	6,943
Other investments, net – Non-current	$ 3,253	$ 7,195